Investment Objectives and Goals	Jan. 28, 2026
Gabelli Media Mogul Fund
Prospectus [Line Items]
Risk/Return [Heading]	GABELLI MEDIA MOGUL FUND (the “Media Mogul Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Gabelli Pet Parents'(TM) Fund
Prospectus [Line Items]
Risk/Return [Heading]	GABELLI PET PARENTS’™ FUND (the “Pet Parents’ Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Gabelli Food of All Nations Fund
Prospectus [Line Items]
Risk/Return [Heading]	GABELLI FOOD OF ALL NATIONS FUND (the “Food of All Nations Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.
Gabelli RBI Fund
Prospectus [Line Items]
Risk/Return [Heading]	GABELLI RBI FUND (the “RBI Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation.